Interim Condensed Consolidated Statements of Comprehensive Income (unaudited) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2021
Statement of comprehensive income [abstract]
Net income	$ 4,253	$ 4,015	$ 8,348	$ 7,862
Net change in unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income
Net unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income	(892)	(79)	(1,145)	290
Provision for credit losses recognized in income	(4)	15	(11)	13
Reclassification of net losses (gains) on debt securities and loans at fair value through other comprehensive income to income	(18)	(66)	(29)	(102)
Net change in unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income	(914)	(130)	(1,185)	201
Foreign currency translation adjustments
Unrealized foreign currency translation gains (losses)	198	(2,466)	1,672	(4,634)
Net foreign currency translation gains (losses) from hedging activities	137	1,035	(370)	1,827
Reclassification of losses (gains) on foreign currency translation to income		(7)	(18)	(7)
Reclassification of losses (gains) on net investment hedging activities to income			17
Foreign currency translation adjustments	335	(1,438)	1,301	(2,814)
Net change in cash flow hedges
Net gains (losses) on derivatives designated as cash flow hedges	869	669	967	796
Reclassification of losses (gains) on derivatives designated as cash flow hedges to income	117	33	148	78
Net change in cash flow hedges	986	702	1,115	874
Items that will not be reclassified subsequently to income:
Remeasurements of employee benefit plans (Note 8)	765	938	1,048	1,719
Net fair value change due to credit risk on financial liabilities designated at fair value through profit or loss	853	88	1,033	(36)
Net gains (losses) on equity securities designated at fair value through other comprehensive income	4	(5)	43	(1)
Total items that will not be reclassified subsequently to income	1,622	1,021	2,124	1,682
Total other comprehensive income (loss), net of taxes	2,029	155	3,355	(57)
Total comprehensive income (loss)	6,282	4,170	11,703	7,805
Total comprehensive income attributable to:
Shareholders	6,278	4,173	11,695	7,810
Non-controlling interests	4	(3)	8	(5)
Total comprehensive income (loss)	6,282	4,170	11,703	7,805
Income taxes on other comprehensive income
Net unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income	(291)	(49)	(368)	(2)
Provision for credit losses recognized in income	(1)	6	(2)	6
Reclassification of net losses (gains) on debt securities and loans at fair value through other comprehensive income to income	(3)	(10)	(4)	(23)
Unrealized foreign currency translation gains (losses)				2
Net foreign currency translation gains (losses) from hedging activities	52	354	(118)	620
Reclassification of losses (gains) on net investment hedging activities to income			6
Net gains (losses) on derivatives designated as cash flow hedges	329	238	363	283
Reclassification of losses (gains) on derivatives designated as cash flow hedges to income	42	12	53	28
Remeasurements of employee benefit plans	267	331	367	608
Net fair value change due to credit risk on financial liabilities designated at fair value through profit or loss	302	31	366	(13)
Net gains (losses) on equity securities designated at fair value through other comprehensive income	(5)	(1)	(1)	(1)
Total income tax expenses (recoveries)	$ 692	$ 912	$ 662	$ 1,508